Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Deferred Income [Abstract]
Summary of Deferred Revenue
	2021	2022
	RM	RM	USD
At January 1	-	3,065,321	696,268
Additions	3,065,321	-	-
Amount recognised as revenue	-	(310,321)	(70,487)
Reversal	-	(2,755,000)	(625,781)
At December 31	3,065,321	-	-